Summary of Significant Accounting Policies (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Federal depository insurance coverage	$ 250,000	$ 250,000
Working capital requirements	500,000	500,000
Loss on trust account	$ 40,600,000	$ 171,000
Class of warrants or rights warrants issued during the period shares		28,783,333
Class A Ordinary Shares
Summary Of Significant Accounting Policies [Line Items]
Common stock subject to possible redemption (in Shares)	60,323,121	56,262,473
Warrants outstanding (in Shares)	28,783,333	28,783,333
Trust Account [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents		$ 3,500
IPO [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrants or rights warrants issued during the period shares	17,250,000	17,250,000
Private Placement [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrants or rights warrants issued during the period shares	11,533,333	11,533,333